Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Other Accounts Receivable Abstract
Schedule of other accounts receivable
	December 31, 2021	December 31, 2020
Prepaid expenses	1,033	722
Institutions	331	386
Advances to suppliers	194	128
other	147	184
Total other accounts receivable	1,705	1,420
Less long-term portion of prepaid expenses	(213)	-
Total current other accounts receivable	1,492	1,420